SCHEDULE OF TRANSACTIONS WITH OTHER RELATED PARTIES (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Subscription fee income	[1]	$ 31,255	$ 42,680	$ 71,333
Consultancy fee	[2]	300,000	260,417	250,000
Write-off of due from related company	[3]			81,347
Share-based payments expenses on anti-dilution issuance of Preferred Shares	[4]		369,648
Loan from a related company	[5]		24,548	80,219
Loans from immediate holding company	[6]		129,423	187,584
Convertible loan notes	[7]		$ 238,960	$ 266,520

[1]	During the year ended March 31, 2026, the Group entered into sales agreements with certain shareholders amounting to $31,255 in revenue generated (2025: $42,680; 2024: $71,333).
[2]	During the year ended March 31, 2026, Miles Pelham, controller of Rhino Ventures, engaged as a contractor to provide management services in return for a fee of $300,000 (2025: $260,417; 2024: $250,000).
[3]	During the year ended March 31, 2024, the Group has fully written off the amount due from a related company, Diginex (Holdings) Limited, a company controlled by Rhino Ventures, of $81,347 (2026 and 2025: $Nil).
[4]	In connection with the issuance 151 preferred shares of DSL triggered by the Capital Raise, share-based payments expenses of $369,648 are recognized during the year ended March 31, 2025 (2026 and 2024: $Nil).
[5]	The Group had a loan from a related company, Diginex (Holdings) Limited, with a principal of $1,000,000. The loan bore an 8% annual interest charge and interest of $24,548 was accrued during the year ended March 31, 2025 (2026: $Nil; 2024: $80,219).
[6]	The Group had loans outstanding from the immediate holding company, Rhino Ventures. The loans bore an 8% annual interest charge and interest of $129,423 was accrued during the year ended March 31, 2025 (2026: $Nil; 2024: $187,584).
[7]	The Group issued 8% convertible loan notes to the shareholders of the Company. Interest of $238,960 was accrued during the year ended March 31, 2025 (2026: $Nil; 2024: $266,520).